NOTES RECEIVABLE AND DEPOSITS - Schedule of note receivable and deposits (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
NOTES RECEIVABLE AND DEPOSITS [abstract]
Promissory notes receivable	$ 0	$ 5,345,000	$ 0
Deposit on acquisition	0	900,000	0
Accrued interest receivable	0	216,897	0
Additional advances	0	14,618	0
Notes receivable and deposits	$ 0	$ 6,476,515	$ 0